Stock-Based Compensation (Details 1) - Incentive Plan [Member] - Restricted Stock Units [Member]	12 Months Ended
Sep. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Unvested Outstanding at beginning balance
Granted	756,331
Forfeited
Vested	(17,477)
Unvested Outstanding at ending balance	738,854